Consolidated Statements of Changes in Shareholders' Equity - USD ($)	Common stock and reserves [Member]	Commitment to issue shares [Member]	Accumulated other comprehensive loss [Member]	Deficit [Member]	Total
Beginning balance (Shares) at Jan. 31, 2023	120,047,814
Beginning balance at Jan. 31, 2023	$ 105,445,792	$ 628,141	$ (2,287,145)	$ (69,471,712)	$ 34,315,076
Share-based compensation	$ 22,128				22,128
Net loss and comprehensive income for the year			15,089	(3,305,285)	(3,290,196)
Ending balance (Shares) at Jan. 31, 2024	120,047,814
Ending balance at Jan. 31, 2024	$ 105,467,920	628,141	(2,272,056)	(72,776,997)	31,047,008
Net loss and comprehensive income for the year			808	(74,404)	(73,596)
Ending balance (Shares) at Mar. 31, 2024	120,047,814
Ending balance at Mar. 31, 2024	$ 105,467,920	628,141	(2,271,248)	(72,851,401)	30,973,412
Warrants issued in private placement	966,028				966,028
Share-based compensation	$ 849,559				849,559
Cancellation of shares (Shares)	(2,051,000)
Cancellation of shares	$ (276,730)				(276,730)
Net loss and comprehensive income for the year			133,050	(3,969,542)	(3,836,492)
Ending balance (Shares) at Mar. 31, 2025	117,996,814
Ending balance at Mar. 31, 2025	$ 107,006,777	$ 628,141	$ (2,138,198)	$ (76,820,943)	$ 28,675,777